INVENTORIES, NET - Schedule of inventories net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Merchandise and packing materials	¥ 60,043	¥ 91,496
Less: inventory write-downs	(5,392)	(6,996)
Total inventories, net	¥ 54,651	¥ 84,500	$ 7,924